AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 75.4%
United States – 75.4%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)	U.S.$	266,418	$254,450,377
0.25%, 07/15/2029 (TIPS)		53,848	52,484,639
1.125%, 10/15/2030 (TIPS)		69,452	69,150,391
1.25%, 04/15/2028 (TIPS)		99,590	100,072,590
1.625%, 10/15/2027 (TIPS)		58,207	59,107,626
2.375%, 10/15/2028 (TIPS)		55,033	57,173,638

Total Inflation-Linked Securities (cost $587,521,964)			592,439,261

CORPORATES - INVESTMENT GRADE – 10.5%
Industrial – 4.8%
Basic – 0.1%
Glencore Funding LLC 4.907%, 04/01/2028(a)		206	209,613
5.186%, 04/01/2030(a)		89	91,598
5.338%, 04/04/2027(a)		111	112,755
6.50%, 10/06/2033(a)		543	599,309

			1,013,275

Capital Goods – 0.3%
Boeing Co. (The) 3.25%, 02/01/2028		454	447,267
Republic Services, Inc. 4.75%, 07/15/2030		1,022	1,044,750
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		1,035	1,056,631

			2,548,648

Communications - Media – 0.1%
Prosus NV 3.257%, 01/19/2027(a)		593	585,587

Communications - Telecommunications – 0.1%
TELUS Corp. 7.00%, 10/15/2055		681	712,190

Consumer Cyclical - Automotive – 0.5%
American Honda Finance Corp. 4.15%, 01/08/2029		63	63,145
Ford Motor Co. 3.25%, 02/12/2032		532	473,826
General Motors Financial Co., Inc. 2.40%, 04/10/2028		101	97,449
4.90%, 10/06/2029		230	233,846
5.55%, 07/15/2029		421	437,145
Honda Motor Co., Ltd. 4.436%, 07/08/2028		1,071	1,081,035
Hyundai Capital America 4.50%, 09/18/2030(a)		181	180,991
5.25%, 01/08/2027(a)		252	255,029
5.275%, 06/24/2027(a)		151	153,408
6.10%, 09/21/2028(a)		486	507,982

			3,483,856

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 5.875%, 06/04/2031(a)	U.S.$	683	$694,352
Marriott International, Inc./MD 4.20%, 07/15/2027		1,105	1,108,613

			1,802,965

Consumer Cyclical - Retailers – 0.0%
AutoNation, Inc. 4.45%, 01/15/2029		238	238,326

Consumer Non-Cyclical – 1.1%
BAT Capital Corp. 4.625%, 03/22/2033		298	295,005
Baxter International, Inc. 5.65%, 12/15/2035		668	672,990
Cargill, Inc. 4.125%, 10/23/2030(a)		1,122	1,115,246
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		208	204,732
4.50%, 06/30/2028(a)		378	381,364
Novartis Capital Corp. 3.90%, 11/05/2028		1,132	1,135,339
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	1,018,557
Philip Morris International, Inc. 4.00%, 10/29/2030		66	65,268
4.375%, 04/30/2030		1,032	1,037,872
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		213	212,325
4.203%, 09/09/2029(a)		914	919,511
Takeda US Financing, Inc. 5.20%, 07/07/2035		1,075	1,087,739

			8,145,948

Energy – 1.2%
Cenovus Energy, Inc. 4.65%, 03/20/2031		276	275,677
5.40%, 03/20/2036		291	290,427
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,803	1,583,954
Eni SpA 5.75%, 05/19/2035(a)		1,033	1,082,346
MPLX LP 5.40%, 09/15/2035		731	736,972
ONEOK, Inc. 5.40%, 10/15/2035		1,097	1,105,732
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		1,113	1,128,716

	Principal Amount (000)		U.S. $ Value

Raizen Fuels Finance SA 6.70%, 02/25/2037(a)	U.S.$	975	$792,566
Targa Resources Corp. 4.35%, 01/15/2029		425	427,180
4.90%, 09/15/2030		192	195,894
5.65%, 02/15/2036		211	216,813
Var Energi ASA 7.50%, 01/15/2028(a)		867	916,072
Woodside Finance Ltd. 5.40%, 05/19/2030		152	156,384
6.00%, 05/19/2035		397	412,991

			9,321,724

Services – 0.3%
Amazon.com, Inc. 3.90%, 11/20/2028		1,138	1,141,937
Global Payments, Inc. 4.875%, 11/15/2030		302	301,976
5.20%, 11/15/2032		310	310,257
Mastercard, Inc. 4.55%, 01/15/2035		656	651,277

			2,405,447

Technology – 0.8%
Alphabet, Inc. 4.70%, 11/15/2035		142	141,296
5.45%, 11/15/2055		252	246,138
5.70%, 11/15/2075		252	247,217
Applied Materials, Inc. 4.00%, 01/15/2031		1,118	1,107,647
Broadcom, Inc. 4.30%, 01/15/2031		1,091	1,090,040
Fiserv, Inc. 4.55%, 02/15/2031		694	689,656
Foundry JV Holdco LLC 5.90%, 01/25/2030(a)		303	317,529
Oracle Corp. 5.20%, 09/26/2035		703	670,036
5.50%, 08/03/2035		825	804,449
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	1,008,526

			6,322,534

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		114	115,316

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		181	174,973
5.875%, 07/05/2034(a)		224	230,949

			405,922

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	303	$233,268

			37,335,006

Financial Institutions – 4.2%
Banking – 3.6%
AIB Group PLC 5.32%, 05/15/2031(a)		1,035	1,069,083
Ally Financial, Inc. 5.737%, 05/15/2029		267	274,011
6.992%, 06/13/2029		575	606,366
American Express Co. 5.098%, 02/16/2028		987	998,351
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		200	207,316
7.883%, 11/15/2034		200	232,520
Banco Santander SA 6.35%, 03/14/2034		200	214,632
6.921%, 08/08/2033		800	883,128
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		301	312,841
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)		672	670,663
4.591%, 10/16/2028(a)		875	884,660
5.106%, 01/15/2036(a)		232	231,336
Barclays PLC 5.335%, 09/10/2035		569	575,669
5.674%, 03/12/2028		329	334,567
BNP Paribas SA 4.625%, 02/25/2031(a) (b)		489	456,193
CaixaBank SA 6.037%, 06/15/2035(a)		955	1,014,124
Capital One Financial Corp. 6.377%, 06/08/2034		949	1,018,495
Capital One NA 5.974%, 08/09/2028		327	340,096
Citigroup, Inc. 4.643%, 05/07/2028		1,036	1,043,905
6.02%, 01/24/2036		85	88,704
Series AA 7.625%, 11/15/2028(b)		43	45,090
Series Y 4.15%, 11/15/2026(b)		480	475,944
Credit Agricole SA 4.656%, 01/12/2032(a)		418	418,209
5.222%, 05/27/2031(a)		329	337,689
6.251%, 01/10/2035(a)		353	373,294
Danske Bank A/S 4.613%, 10/02/2030(a)		419	422,042
Deutsche Bank AG/New York NY 4.95%, 08/04/2031		291	294,443
4.999%, 09/11/2030		261	265,442
5.373%, 01/10/2029		258	263,490
7.146%, 07/13/2027		233	236,115

	Principal Amount (000)		U.S. $ Value

Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(b)	U.S.$	775	$768,738
HSBC Holdings PLC 7.399%, 11/13/2034		1,352	1,536,927
8.113%, 11/03/2033		591	691,139
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		357	408,551
KBC Group NV 4.454%, 09/23/2031(a)		200	199,302
Lloyds Banking Group PLC 4.818%, 06/13/2029		1,036	1,052,369
Morgan Stanley 4.238%, 01/09/2030		289	289,910
Series I 4.133%, 10/18/2029		652	651,276
NatWest Group PLC 3.032%, 11/28/2035		270	249,653
5.115%, 05/23/2031		794	814,152
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,118	1,119,420
Societe Generale SA 5.249%, 05/22/2029(a)		542	552,856
5.519%, 01/19/2028(a)		812	822,296
Standard Chartered PLC 5.438% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (b) (c)		400	388,448
5.545%, 01/21/2029(a)		314	321,982
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (b)		1,400	1,339,142
Synchrony Financial 5.45%, 03/06/2031		321	327,295
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		317	322,405
UBS Group AG 2.095%, 02/11/2032(a)		239	212,019
4.194%, 04/01/2031(a)		614	607,921
Series .14A 6.625%, 01/08/2031(a) (b)		439	441,529
UniCredit SpA 1.982%, 06/03/2027(a)		204	202,478

			27,908,226

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		1,366	1,359,894

Finance – 0.0%
Aviation Capital Group LLC 4.75%, 04/14/2027(a)		202	203,125

	Principal Amount (000)		U.S. $ Value

Financial Services – 0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)	U.S.$	167	$166,858

Insurance – 0.2%
Athene Global Funding 1.985%, 08/19/2028(a)		308	290,453
2.55%, 11/19/2030(a)		65	58,742
2.717%, 01/07/2029(a)		117	111,140
5.033%, 07/17/2030(a)		394	397,467
5.526%, 07/11/2031(a)		22	22,576
5.583%, 01/09/2029(a)		49	50,410
Principal Life Global Funding II 5.10%, 01/25/2029(a)		639	654,803

			1,585,591

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	859,272
4.00%, 01/15/2031		414	396,190
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		181	184,191

			1,439,653

			32,663,347

Utility – 1.5%
Electric – 1.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		334	314,061
Alexander Funding Trust II 7.467%, 07/31/2028(a)		656	698,200
American Electric Power Co., Inc. 6.95%, 12/15/2054		399	427,836
Series D 6.05%, 03/15/2056		254	252,207
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		39	39,634
5.05%, 03/01/2035		892	901,197
Series AQ 4.95%, 08/15/2035		35	35,067
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		1,183	938,699
Electricite de France SA 9.125%, 03/15/2033(a) (b)		415	490,065
Enel Finance International NV 4.125%, 09/30/2028(a)		368	367,941
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		394	410,034
Israel Electric Corp., Ltd. 5.633%, 01/28/2038(a)		272	271,491
Series G 4.25%, 08/14/2028(a)		503	497,814

	Principal Amount (000)		U.S. $ Value

LG Energy Solution Ltd. 5.375%, 04/02/2030(a)	U.S.$	1,712	$1,762,774
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		1,077	1,083,828
Public Service Co. of Colorado 5.15%, 09/15/2035		1,095	1,105,797
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031		1,167	1,163,756
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		949	942,670
Vistra Operations Co. LLC 4.30%, 10/15/2028(a)		23	23,004
6.95%, 10/15/2033(a)		272	301,561

			12,027,636

Total Corporates - Investment Grade (cost $81,171,375)			82,025,989

ASSET-BACKED SECURITIES – 5.0%
Autos - Fixed Rate – 2.2%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)		131	131,578
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		902	903,206
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		1,169	1,167,688
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		46	45,916
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		906	908,682
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		1,063	1,065,372
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		1,294	1,308,708
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		58	56,265
Series 2021-N4, Class D 2.30%, 09/11/2028		130	127,157
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,169,373
Series 2024-P4, Class A2 4.62%, 02/10/2028		118	118,437
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		2	2,461

	Principal Amount (000)		U.S. $ Value

Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)	U.S.$	232	$231,444
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		1,000	994,365
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		288	291,652
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		1,033	1,035,850
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		1,052	1,057,528
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		433	433,967
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		1,462	1,465,500
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(a)		187	187,043
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		814	814,019
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		1,821	1,829,417
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		225	226,147
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(a)		36	36,328
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		221	221,898
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(d) (e) (f) (g) (h)		98	91,963
Series 2025-1A, Class A 4.94%, 02/15/2029(d) (e) (f) (g) (h)		1,024	591,547
Series 2025-2A, Class A 5.12%, 01/16/2029(d) (e) (f) (g) (h)		1,569	951,282
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		330	330,020

			17,794,813

Other ABS - Fixed Rate – 2.2%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,387	1,319,021

	Principal Amount (000)		U.S. $ Value

Affirm Asset Securitization Trust Series 2025-X1, Class A 5.08%, 04/15/2030(a)	U.S.$	377	$377,935
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		64	63,940
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(a)		1,350	1,317,794
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		384	357,143
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		330	332,115
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		2,152	2,082,799
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		390	391,174
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		342	319,958
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		278	265,316
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		1,598	1,513,882
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,911	1,929,891
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		758	668,385
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		793	717,473
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		52	52,507
Series 2025-1, Class A 4.96%, 08/16/2032(a)		250	250,521
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		201	201,906
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		409	412,823
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		895	896,266

	Principal Amount (000)		U.S. $ Value

Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)	U.S.$	174	$174,411
Series 2024-3, Class A 6.258%, 10/15/2031(a)		211	211,763
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		277	278,737
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		565	569,559
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(a)		1,374	1,376,510
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		1,222	1,228,442

			17,310,271

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		987	988,698
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)		1,624	1,632,876
Series 2025-A, Class A 5.80%, 05/15/2030(a)		1,308	1,320,471

			3,942,045

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)		476	479,430

Total Asset-Backed Securities (cost $40,951,735)			39,526,559

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%
Risk Share Floating Rate – 3.0%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.197% (CME Term SOFR + 3.50%), 03/25/2042(a) (c)		2,283	2,346,611
Series 2022-R04, Class 1M2 6.797% (CME Term SOFR + 3.10%), 03/25/2042(a) (c)		573	586,307
Series 2023-R02, Class 1M1 5.997% (CME Term SOFR + 2.30%), 01/25/2043(a) (c)		623	636,731
Series 2025-R03, Class 2M1 5.297% (CME Term SOFR + 1.60%), 03/25/2045(a) (c)		807	809,118
Series 2025-R04, Class 1A1 4.697% (CME Term SOFR + 1.00%), 05/25/2045(a) (c)		408	408,425

	Principal Amount (000)		U.S. $ Value

Series 2025-R04, Class 1M1 4.897% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)	U.S.$	596	$596,884
Series 2025-R05, Class 2M1 4.897% (CME Term SOFR + 1.20%), 07/25/2045(a) (c)		1,440	1,443,258
Series 2025-R06, Class 1A1 4.597% (CME Term SOFR + 0.90%), 09/25/2045(a) (c)		580	580,202
Series 2025-R06, Class 1M1 4.647% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		739	739,938
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.347% (CME Term SOFR + 1.65%), 01/25/2034(a) (c)		129	129,363
Series 2021-DNA6, Class M2 5.197% (CME Term SOFR + 1.50%), 10/25/2041(a) (c)		2,001	2,007,813
Series 2021-HQA4, Class M2 6.047% (CME Term SOFR + 2.35%), 12/25/2041(a) (c)		1,765	1,787,974
Series 2022-DNA3, Class M1B 6.597% (CME Term SOFR + 2.90%), 04/25/2042(a) (c)		1,069	1,092,926
Series 2022-DNA4, Class M1B 7.047% (CME Term SOFR + 3.35%), 05/25/2042(a) (c)		2,051	2,112,260
Series 2022-DNA5, Class M1B 8.197% (CME Term SOFR + 4.50%), 06/25/2042(a) (c)		3,681	3,856,550
Series 2024-DNA1, Class M1 5.047% (CME Term SOFR + 1.35%), 02/25/2044(a) (c)		529	529,938
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.797% (CME Term SOFR + 1.10%), 05/25/2045(a) (c)		361	362,250
Series 2025-DNA2, Class M1 4.897% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)		330	329,903
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.647% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		1,581	1,582,748

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.797% (CME Term SOFR + 1.10%), 10/25/2045(a) (c)	U.S.$	1,341	$1,344,084

			23,283,283

Non-Agency Fixed Rate – 1.2%
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		1,333	1,342,818
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		1,547	1,560,835
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		1,003	1,008,872
Series 2025-HE3, Class A1 5.053% (CME Term SOFR + 1.35%), 03/20/2056(a) (c)		1,480	1,485,949
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		1,404	1,405,055
RCKT Mortgage Trust Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		2,468	2,468,919

			9,272,448

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3955, Class SD 2.778% (6.49% - CME Term SOFR), 11/15/2041(c) (i)		1,222	135,050
Series 4693, Class SL 2.328% (6.04% - CME Term SOFR), 06/15/2047(c) (i)		803	87,814
Series 4954, Class SL 2.238% (5.94% - CME Term SOFR), 02/25/2050(c) (i)		922	99,666
Series 4981, Class HS 2.288% (5.99% - CME Term SOFR), 06/25/2050(c) (i)		1,981	197,079
Federal National Mortgage Association REMICS Series 2014-78, Class SE 2.288% (5.99% - CME Term SOFR), 12/25/2044(c) (i)		524	57,000
Series 2016-77, Class DS 2.188% (5.89% - CME Term SOFR), 10/25/2046(c) (i)		618	67,886
Series 2017-62, Class AS 2.338% (6.04% - CME Term SOFR), 08/25/2047(c) (i)		666	74,551
Series 2017-97, Class LS 2.388% (6.09% - CME Term SOFR), 12/25/2047(c) (i)		951	105,703

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-122, Class SA 2.41% (6.09% - CME Term SOFR 1 Month), 08/20/2047(c) (i)	U.S.$	521	$64,495
Series 2017-134, Class MS 2.41% (6.09% - CME Term SOFR 1 Month), 09/20/2047(c) (i)		584	76,468

			965,712

Non-Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.697% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)		34	34,355
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 5.887% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (c)		110	112,045

			146,400

Total Collateralized Mortgage Obligations (cost $33,123,842)			33,667,843

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non-Agency Floating Rate CMBS – 0.3%
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.53% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (c)		1,218	1,225,613
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.626% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a) (c)		185	183,166
Series 2019-IMC, Class E 5.876% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (c)		895	880,630
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.26% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (c)		391	374,260

			2,663,669

Non-Agency Fixed Rate CMBS – 0.3%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.141%, 08/10/2044(a)		19	14,487
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(f)		162	161,089
Series 2021-1, Class A2 2.435%, 08/15/2026(f)		1,421	1,408,725

	Principal Amount (000)		U.S. $ Value

Series 2021-1, Class AS 2.638%, 08/15/2026(f)	U.S.$	40	$39,108
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.404%, 09/15/2047(j)		941	17
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.311%, 12/15/2059		330	321,866
Series 2016-NXS6, Class C 4.342%, 11/15/2049		525	508,888

			2,454,180

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)		711	712,605

Total Commercial Mortgage-Backed Securities (cost $5,864,935)			5,830,454

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		535	551,478

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	561	632,131

Consumer Cyclical - Other – 0.0%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	383	392,012

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		1,074	1,090,958

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	550	640,651

Energy – 0.2%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	651	654,958
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		550	566,159

			1,221,117

			4,528,347

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		751	762,085

	Principal Amount (000)		U.S. $ Value

Total Corporates - Non-Investment Grade (cost $5,198,660)			$5,290,432

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	248	215,413
6.50%, 01/21/2033		383	380,510

			595,923

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		612	605,268

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		1,700	1,751,918

Total Governments - Sovereign Bonds (cost $2,933,356)			2,953,109

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.2%
Basic – 0.0%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		343	155,722

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		483	482,126

Energy – 0.1%
Ecopetrol SA 8.375%, 01/19/2036		398	411,671
8.625%, 01/19/2029		595	637,394

			1,049,065

			1,686,913

Utility – 0.2%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		24	23,920

Other Utility – 0.2%
Aegea Finance SARL 7.625%, 01/20/2036(a)		1,115	1,088,240

			1,112,160

Total Emerging Markets - Corporate Bonds (cost $2,933,922)			2,799,073

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.018% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a) (c)	U.S.$	580	$581,529
Dryden 98 CLO Ltd. Series 2022-98A, Class D 6.77% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(a) (c)		500	496,250
OCP CLO Ltd. Series 2024-34A, Class A1 5.032% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a) (c)		456	457,152

Total Collateralized Loan Obligations (cost $1,535,715)			1,534,931

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(a) (cost $1,015,887)		1,016	1,013,155

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
University of California (University of California) Series 2021-B 3.071%, 05/15/2051 (cost $1,452,001)		1,465	989,533

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 4.65%, 10/01/2030(a) (cost $732,901)		739	735,061

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $717,337)		719	729,785

	Shares

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(k) (l) (m) (cost $9,967,813)		9,967,813	9,967,813

Total Investments – 99.3% (cost $775,121,443)(n)			779,502,998
Other assets less liabilities – 0.7%			5,888,884

Net Assets – 100.0%			$785,391,882

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	136	March 2026	$10,337,076	$(52,793)
U.S. T-Note 2 Yr (CBT) Futures	1,127	March 2026	234,970,696	(331,139)
U.S. T-Note 5 Yr (CBT) Futures	433	March 2026	47,166,555	(69,044)
Sold Contracts
U.S. 10 Yr Ultra Futures	298	March 2026	34,018,563	473,094
U.S. Ultra Bond (CBT) Futures	15	March 2026	1,761,563	32,969

				$53,087

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	728	USD	875	04/16/2026	$8,721
State Street Bank & Trust Co.	AUD	480	USD	333	04/22/2026	(1,303)

						$7,418

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 44, 5 Year Index, 12/20/2030*	(1.00)%	Quarterly	0.66%	USD	21,540	$(352,452)	$(322,775)	$(29,677)
Sale Contracts
CDX-NAIG Series 45, 5 Year Index, 12/20/2030*	1.00	Quarterly	0.49	USD	21,540	510,232	461,369	48,863

						$157,780	$138,594	$19,186

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,630	04/15/2026	2.583%	CPI#	Maturity	$(53,668)	$—	$(53,668)
USD	27,280	04/15/2026	2.430%	CPI#	Maturity	32,210	—	32,210
USD	4,940	04/15/2026	2.530%	CPI#	Maturity	(4,266)	—	(4,266)
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	143,416	—	143,416
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	568,219	—	568,219
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	556,359	—	556,359
USD	78,560	10/15/2027	2.841%	CPI#	Maturity	(501,990)	—	(501,990)

						$740,280	$—	$740,280

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	$136,810	$106,388	$30,422
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	23,342	21,862	1,480
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	23,064	21,924	1,140
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	211,944	151,549	60,395
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	1,373,810	982,616	391,194
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	22,580	20,192	2,388
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	321,965	306,237	15,728
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	262,210	262,257	(47)
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	4,995,813	4,294,190	701,623
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	180,191	140,284	39,907
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	47,579	—	47,579

						$7,599,308	$6,307,499	$1,291,809

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $116,852,497 or 14.9% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/06/2022-08/03/2023	$143,850	$161,089	0.02%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,426,210	1,408,725	0.18%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	40,118	39,108	0.01%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	98,356	91,963	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	1,024,160	591,547	0.08%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	1,568,525	951,282	0.12%

(g)	Fair valued by the Adviser.
(h)	Defaulted.
(i)	Inverse interest only security.
(j)	IO - Interest Only.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,988,170 and gross unrealized depreciation of investments was $(4,494,835), resulting in net unrealized appreciation of $6,493,335.

Currency Abbreviations:

AUD – Australian Dollar

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$592,439,261	$—	$592,439,261
Corporates - Investment Grade	—	82,025,989	—	82,025,989
Asset-Backed Securities	—	37,891,767	1,634,792	39,526,559
Collateralized Mortgage Obligations	—	33,667,843	—	33,667,843
Commercial Mortgage-Backed Securities	—	5,830,454	—	5,830,454
Corporates - Non-Investment Grade	—	5,290,432	—	5,290,432
Governments - Sovereign Bonds	—	2,953,109	—	2,953,109
Emerging Markets - Corporate Bonds	—	2,799,073	—	2,799,073
Collateralized Loan Obligations	—	1,534,931	—	1,534,931
Quasi-Sovereigns	—	1,013,155	—	1,013,155
Local Governments - US Municipal Bonds	—	989,533	—	989,533
Governments - Sovereign Agencies	—	735,061	—	735,061
Emerging Markets - Sovereigns	—	729,785	—	729,785
Short-Term Investments	9,967,813	—	—	9,967,813

Total Investments in Securities	9,967,813	767,900,393	1,634,792	779,502,998
Other Financial Instruments(a):
Assets:
Futures	506,063	—	—	506,063
Forward Currency Exchange Contracts	—	8,721	—	8,721
Centrally Cleared Credit Default Swaps	—	510,232	—	510,232
Centrally Cleared Inflation (CPI) Swaps	—	1,300,204	—	1,300,204
Centrally Cleared Interest Rate Swaps	—	7,599,308	—	7,599,308
Liabilities:
Futures	(452,976)	—	—	(452,976)
Forward Currency Exchange Contracts	—	(1,303)	—	(1,303)
Centrally Cleared Credit Default Swaps	—	(352,452)	—	(352,452)
Centrally Cleared Inflation (CPI) Swaps	—	(559,924)	—	(559,924)

Total	$10,020,900	$776,405,179	$1,634,792	$788,060,871

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$14,924	$50,554	$55,510	$9,968	$87